RELATED PARTIES BALANCES AND TRANSACTIONS (Schedule of Balances and Transactions with Related Parties) (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts charged to:
Research and development payroll expenses	$ 479	$ 528	$ 528
General and administrative payroll and directors’ fees expenses	$ 1,402	$ 1,322	$ 1,676